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                                                          Quantitative Research
Defined Asset Funds(R)                                    2001 Series
                                                          A




Select
The S&P Industrial
Portfolio




                                                         Strategic Investing in
                                                         Large-Cap Companies...




                                                           [Logo] Merrill Lynch

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The S&P
Industrial Index

This Index tracks industrial stocks from the S&P 500*, currently representing about 375 companies. The S&P 500 is a capitalization-weighted index of 500 stocks selected for market size, liquidity and industry group representation. It holds industrials, utilities, financials and transportation stocks, and is widely used as a benchmark of U.S. equity performance.

One way to select sound investments is to choose them from a recognized index-- another is to use a disciplined, quantitative selection strategy. Defined Asset Funds(R) has a portfolio that does both. If you want to balance your holdings with a group of attractive stocks that offer high dividend yields from established, large-cap companies, we can help with our...

                        Select S&P Industrial Portfolio
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The Strategy
The Select S&P Industrial Portfolio singles out stocks from the S&P Industrial Index for a combination of capital appreciation potential and current dividend income. This value-oriented Portfolio seeks total return through a contrarian strategy of selecting 15 Index stocks with high dividend yields and holding them for about one year.

The Selection Process
The Select S&P Industrial Portfolio looks for potential values in the equity market by investing in companies from the S&P Industrial Index that may be currently out of favor. It does this through a disciplined four-part screening process:

1. Defining the Universe: We begin with the S&P Industrial Index, a subset of the S&P 500 Index that includes only industrial stocks. We then remove any stocks that are also in the Dow Jones Industrial Average* (DJIA).

2. Quality Screen: We only consider stocks that are ranked "A+" or "A" by Standard & Poor* Earnings and Dividend Rankings for Common Stock. Standard & Poor's determines these stock rankings using a computerized system that focuses primarily on the growth and stability of per-share earnings and dividends. It then assigns a symbol to each stock, from "A+" for the highest-ranked stocks to "D" for stocks Standard & Poor's considers to be the most speculative. These rankings differ from credit-worthiness rankings of bonds and are not intended to predict stock price movements.

3. Market Capitalization: We then rank the stocks by market capitalization and eliminate the lowest 25%. This allows the Portfolio to avoid smaller, less-liquid issues.

4. Dividend Yield: Finally, we rank the remaining stocks according to dividend yield. From this group we select the 15 highest dividend-yielding stocks for the Portfolio, whose prices may be undervalued.

Long-Term Investing
The Select S&P Industrial Portfolio is based on a disciplined strategy. Each year, we intend to reapply the screening process to select a new Portfolio. At that time, you can choose either to redeem your investment, or roll your proceeds into the next Portfolio, if available, at a reduced sales charge. Although each Portfolio is a one-year investment, we recommend you stay with the Strategy for at least three to five years for potentially more consistent results. Investors should consider their ability to pursue investing in successive portfolios.

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
Past Performance of Prior Select S&P Industrial Portfolios

  Past performance is no guarantee of future results.

  From Inception Through 12/31/00 (including annual rollovers)           Most Recently Completed Portfolio
----------------------------------------------------------------------------------------------------------------
          Series           Inception Date           Return                   Period            Return
            A                  1/22/97               6.36%              2/17/99-3/24/00        -19.41%
            B                  2/24/97               5.84               3/29/99-4/28/00        -19.95
            C                  4/21/97               7.17               5/3/99-6/2/00          -19.06
            D                  6/9/97                3.20               6/21/99-7/21/00        -23.06
            E                  7/21/97               2.21               8/2/99-9/1/00          -19.64
            F                  9/8/97                7.01               9/20/99-10/20/00        -8.80
            G                  10/20/97              3.51               11/1/99-12/11/00        -5.04
            H                  12/2/97               4.65               12/14/98-1/14/00       -10.68
            J                  1/8/98                4.14               1/11/99-2/11/00        -25.77

The chart above shows average annual total pre-tax returns which represent price changes plus dividends reinvested, divided by the initial public offering price, and reflects deduction of maximum sales charges and expenses. From Inception returns differ from Most Recently Completed Portfolio returns because the former figures reflect different performance periods and a reduced sales charge on annual rollovers.

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Select S&P Industrial Portfolio - 2001 Series A+

Name of Issuer                              Symbol      Current Dividend Yield++

1. ConAgra Foods, Inc.                       CAG                 4.61%
2. Pitney Bowes, Inc.                        PBI                 3.27
3. PPG Industries, Inc.                      PPG                 3.03
4. Newell Rubbermaid, Inc.                   NWL                 2.88
5. Albertson's, Inc.                         ABS                 2.65
6. The Clorox Company                        CLX                 2,52
7. ALLTEL Corporation                        AT                  2.43
8. The May Department Stores Company         MAY                 2.32
9. Textron, Inc.                             TXT                 2.20
10. Emerson Electric Company                 EMR                 2.19
11. Rohm and Haas Company                    ROH                 2.12
12. Johnson Controls, Inc.                   JCI                 1.80
13. Avon Products, Inc.                      AVP                 1.78
14. Abbott Laboratories                      AST                 1.16
15. Bristol-Myers Squibb Company             BMY                 1.74


The Portfolio does not reflect the research opinions or any buy or sell recommendations of any of the Sponsors.


Hypothetical Past Performance of the Strategy (not any Portfolio)

  28-Year Annual Total Returns
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  Strategy returns are net of sales charges and expenses.(SS)

                                    S&P         S&P                                          S&P         S&P
                                    500     Industrial                                       500     Industrial
Year   Strategy(SS)    DJIA        Index       Index     Year   Strategy(SS)    DJIA        Index       Index
1973     -20.16%     -13.12%      -14.66%     -14.61%    1988      41.87       15.95        16.58       15.80
1974      -5.42      -23.14       -26.47      -26.54     1989      35.24       31.71        31.11       29.30
1975      40.48       44.40        36.92       36.78     1990       0.87       -0.57        -3.20       -0.84
1976      30.74       22.72        23.53       22.59     1991      26.92       23.93        30.51       30.39
1977      -6.60      -12.71        -7.19       -8.20     1992      11.39        7.34         7.67        5.63
1978       5.96        2.69         6.39        7.50     1993       2.19       16.72         9.97        8.90
1979      26.34       10.52        18.02       18.40     1994      11.30        4.95         1.30        3.75
1980      18.11       21.41        31.50       32.98     1995      36.52       36.48        37.10       34.26
1981       7.57       -3.40        -4.83       -6.69     1996      12.14       28.57        22.69       22.70
1982      25.74       25.79        20.26       20.14     1997      33.18       24.78        33.10       30.80
1983      24.58       25.68        22.27       22.79     1998      14.98       18.00        28.34       33.43
1984      12.22        1.06         5.95        4.09     1999     -13.16       27.01        20.89       25.66
1985      29.83       32.78        31.43       30.08     2000      12.50       -4.74        -9.03      -16.09
1986      28.63       26.91        18.37       18.54
1987       2.43        6.02         5.67        9.13     Average   14.76%      12.96%       12.78%      12.58%

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Average Annual Total Returns
--------------------------------------------------------------------------------
For periods ending 12/31/00   3 year  5 year  10 year  15 year  20 year  25 year

  Strategy(SS)                 3.65%  10.70%  13.83%   16.04%   16.93%   16.36%
  DJIA                        12.60%  18.03%  17.68%   16.90%   16.53%   14.79%
  S&P 500 Index               12.17%  18.18%  17.34%   15.91%   15.50%   15.12%
  S&P Industrial Index        12.05%  17.69%  16.78%   15.83%   15.18%   14.89%


Hypothetical past performance of the Strategy is no guarantee of future performance of any Portfolio. There can be no assurance that any Portfolio will outperform either index. The Strategy would have underperformed the DJIA in 11, the SAP 500 Index in 11 and the S&P Industrial Index in 10 of the last 28 years.

Returns shown represent price changes plus dividends reinvested at year ends, divided by the initial public offering price, and do not reflect deduction of any commissions or taxes. Portfolio performance will differ from the Strategy because Portfolios are established and liquidated at different times during the year, they normally purchase and sell stocks at prices different from those used in determining Portfolio unit price, they are not fully invested at all times, stocks may not be weighted equally and Strategy returns do not reflect deduction of commissions.


* "Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Defined Asset Funds. The Portfolio is not sponsored, managed, sold or promoted by Standard & Poor's. The name "Dow Jones Industrial Average" is the property of Dow Jones & Company, Inc.

+    Initial date of deposit--March 12, 2001.

++ Current dividend yield for each stock was calculated by annualizing the last monthly, quarterly or semi-annual ordinary dividend received on that stock and dividing the result by its market value as of the close of trading on March 9, 2001. There can be no assurance that future dividends, if any, will be maintained at the indicated rates.

(SS) Net of Portfolio sales charges (2.50% for the first year, 1.50 for each subsequent year), creation and development fee and estimated expenses.

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BUY WITH KNOWLEDGE. HOLD WITH CONFIDENCE.

                         QUANTITATIVE RESEARCH & INDEX
                       Institutional Holdings Portfolio
                                 S&P 500 Trust
                               S&P MidCap Trust
                        Select S&P Industrial Portfolio
                            Select Growth Portfolio
                          Select Ten Portfolio (DJIA)
                  Standard & Poor's Intrinsic Value Portfolio
               United Kingdom Portfolio (Financial Times Index)

                                    SECTOR
                            Biotechnology Portfolio
                              Broadband Portfolio
                               Energy Portfolio
                         Financial Services Portfolio
                               Health Care Trust
                          Internet Earnings Portfolio
                                Media Portfolio
                            Real Estate Income Fund
                               Tele-Global Trust
                               Utility Portfolio

                             FUNDAMENTAL RESEARCH
                       Baby Boom Economy Portfolios(SM)
                     Earnings Growth Consistency Portfolio
                           European Growth Portfolio
                          Premier American Portfolio
                            Premier World Portfolio
                           Western Premier Portfolio

                                 FIXED INCOME
                                Corporate Funds
                               Government Funds
                                Municipal Funds


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Defining Your Risks
Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

o This Portfolio is designed for investors who can assume the risks associated with equity investments, and may not be appropriate for investors seeking capital preservation or high current income.

o There can be no assurance that this Portfolio will meet its objective, that dividend rates will be maintained, that the unit price will not decrease or that this Portfolio will outperform any of the indices.

o The value of your investment will fluctuate with the prices of the underlying stocks. Stock prices can be volatile.

o These stocks may have higher yields because they or their industries are experiencing financial difficulties or are out of favor. There can be no assurance that the market factors that caused these relatively low prices will change.

o Stocks in this Portfolio were chosen for characteristics such as value and quality, which may be at odds with those of the stocks driving the market at any given time.

Tax Efficiency
When seeking capital appreciation, managing tax liability on capital gains can be vital to your overall return. By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on any net long-term capital gains (currently no more than 20%).

Generally, dividends and any gains will be subject to tax each year, whether or not reinvested. However, on rollovers to future Portfolios, if available, certain investors may defer recognition of gains and losses on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs
You will pay an initial sales charge of about 1% the first time you buy. In addition, you'll pay a deferred sales charge of $15.00 per 1,000 units.

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                                                      Maximum as a %
Unitholder Fees                                   of the Amount Invested
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Creation and Development Fee
(0.250% of net assets)                                      0.30%
Sales Charges                                               2.50%
                                                            ====
Total Maximum Sales Charges                                 2.80%
(including Creation and Development Fee)
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If you sell your units before termination, any remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge.

Portfolio Expenses                                     Amount per 1,000 Units
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Estimated Operating Expenses
(0.221 % of net assets)                                     $2.19
Estimated Organization Costs                                $1.34
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Volume Purchase Discounts
For larger purchases, the initial sales charge (but not the Creation and Development Fee) is reduced to put more of your investment dollars to work for you. The deferred sales charge will not change.

                                                    Your Initial Sales Charge
If You Invest:                                             Will Be:
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Less than $50,000                                           1.00%
$50,000 to $99,999                                          0.75
$100,000 to $249,999                                        0.25
$250,000 to $999,999                                        0.00
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If you invest $1,000,000 or more, you will not pay any initial sales charge, and will receive additional units, effectively reducing your deferred sales charge to 0.75% of your investment.

(||) These percentages are based on a unit price of $1,000 per 1,000 units and will vary as the unit price changes.

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Add Value To Your Portfolio Today!
You can get started with $250. This Fund is eligible for purchase through Unlimited Advantages(SM) accounts, in which Unlimited Advantage fees apply in lieu of traditional sales charges. Call your financial professional to learn how the Select S&P Industrial Portfolio may help to meet your personal investment goals and how it may be appropriate for your IRA account. You may request a free prospectus containing more complete information, including sales charges, expenses and risks. You may also download a prospectus from our Web site address listed above. Please read the prospectus carefully before you invest or send money.

The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale is not permitted.

[GRAPHIC OMITTED] Printed on Recycled Paper                         11579BR-3/01

          2001 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC. Defined Asset Funds is a registered service mark of Merrill Lynch & Co., Inc.